Other operating items	12 Months Ended
Dec. 31, 2022
Other Income and Expenses [Abstract]
Other operating items	Other operating items
Other operating items consist of the following:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Impairment of long lived assets (i)	—	—	(152)	(4,087)
Impairment of intangibles (ii)	—	—	—	(21)
Gain on disposals (iii)	1	2	47	15
Other operating income (iv)	—	—	54	9
Total other operating items	1	2	(51)	(4,084)
i. Impairment of long lived assets
In June 2021, the West Hercules was impaired by $152 million. Refer to Note 12 – "Loss on Impairment of long lived assets"
In 2020, we determined the global impact of the COVID-19 pandemic, and continued down cycle in the offshore drilling industry, were indicators of impairment on certain assets. Following assessments of recoverability in March 2020 and December 2020, we recorded total impairment charges of $4,087 million against our drilling fleet.
ii. Impairment of intangibles
On December 1, 2020, Seadrill Partners (now Aquadrill) announced it had filed a voluntary petition under Chapter 11. Under Chapter 11 we were required to continue to provide the management services only at market rate. We concluded that we no longer had a favorable contract and the intangible asset relating to Seadrill Partners was fully impaired.
iii. Gain on disposals
Following the impairments recognized in 2020, Seadrill disposed of seven rigs in 2021, and one rig in 2020, all of which had previously been impaired in full. The full consideration, less costs to sell, was recognized as a gain
The gains on disposal in 2022 Successor period relate to the sale of sundry assets of West Tucana and West Carina and to the sale of capital spares on the West Hercules and parts on the West Navigator. The gains on disposal in the Predecessor period related to the sale of the West Venture on January 19, 2022.
iv. Other operating income
Other operating income consists of the following:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Pre-petition liabilities write-off (a)	—	—	27	—
War risk insurance rebate (b)	—	—	22	—
Loss of hire insurance settlement (c)	—	—	2	9
Other	—	—	3	—
Total other operating income	—	—	54	9
a) Prepetition liabilities write-off
Write-off of prepetition lease liabilities to Northern Ocean for the West Bollsta of $19 million and pre-petition liabilities to Aquadrill of $8 million following settlement agreements reached in 2021.
b) War risk insurance rebate
Receipt of $22 million distribution from The Norwegian Shipowners' Mutual War Risks Insurance Association ("DNK"), representing a rebate of past premium paid.
c) Loss of hire insurance settlement
The 2021 insurance gain relates to excess recovery on the physical damage claimed on the Sevan Louisiana. The 2020 gain relates to the settlement of a claim on our loss of hire insurance policy following an incident on the Sevan Louisiana.